Schedule of investments
Delaware Ivy Securian Core Bond Fund
June 30, 2022 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 2.86%
Fannie Mae Connecticut Avenue Securities
Series 2014-C01 M2 6.024% (LIBOR01M + 4.40%) 1/25/24 •	1,347,058	$ 1,377,638
Series 2015-C01 1M2 5.924% (LIBOR01M + 4.30%) 2/25/25 •	426,491	430,948
Series 2016-C05 2M2 6.074% (LIBOR01M + 4.45%, Floor 4.45%) 1/25/29 •	2,743,041	2,857,808

Freddie Mac REMICs Series 2557 HL 5.30% 1/15/33	25,350	26,661
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2014-DN4 M3 6.174% (LIBOR01M + 4.55%) 10/25/24 •	395,944	400,702
Series 2015-DNA1 M3 4.924% (LIBOR01M + 3.30%) 10/25/27 •	3,310,904	3,340,502
Series 2015-HQA2 M3 6.424% (LIBOR01M + 4.80%) 5/25/28 •	1,507,088	1,545,114
Series 2016-DNA1 M3 7.174% (LIBOR01M + 5.55%) 7/25/28 •	2,683,355	2,805,158
Series 2017-DNA2 M2R 2.574% (LIBOR01M + 0.95%) 10/25/29 •	4,838,391	4,549,190
Freddie Mac Whole Loan Securities Trust
Series 2015-SC01 1A 3.50% 5/25/45	581,556	563,850
Series 2016-SC02 1A 3.00% 10/25/46	189,933	180,552

GNMA Series 2005-23 IO 1.00% 6/17/45 •	62,068	4
Total Agency Collateralized Mortgage Obligations (cost $18,622,793)		18,078,127

Agency Commercial Mortgage-Backed Securities — 1.04%
Multifamily Connecticut Avenue Securities Trust
Series 2019-01 M10 144A 4.874% (LIBOR01M + 3.25%, Floor 3.25%) 10/15/49 #, •	7,000,000	6,500,782
	Principal amount°	Value (US $)

Agency Commercial Mortgage-Backed Securities (continued)
Multifamily Connecticut Avenue Securities Trust
Series 2019-01 M7 144A 3.324% (LIBOR01M + 1.70%, Floor 1.70%) 10/15/49 #, •	79,851	$ 78,172
Total Agency Commercial Mortgage-Backed Securities (cost $7,140,154)		6,578,954

Agency Mortgage-Backed Securities — 4.52%
Fannie Mae
2.50% 11/1/27	230,928	222,729
5.50% 2/1/36	10,556	10,934

Fannie Mae S.F. 10 yr 3.00% 9/1/22	3,157	3,156
Fannie Mae S.F. 15 yr
3.50% 11/1/25	61,792	61,633
3.50% 6/1/26	117,564	117,406
4.50% 4/1/25	17,898	18,299
6.00% 8/1/23	7,941	7,991
Fannie Mae S.F. 20 yr
3.50% 12/1/32	519,363	519,376
5.00% 7/1/23	6,298	6,435
5.50% 2/1/24	3,881	4,030
Fannie Mae S.F. 30 yr
3.00% 9/1/42	799,226	764,082
3.00% 5/1/43	1,109,949	1,060,458
3.00% 1/1/46	730,677	691,952
3.50% 4/1/41	671,597	660,473
3.50% 11/1/41	1,026,036	1,008,377
3.50% 1/1/42	275,552	271,903
3.50% 8/1/42	690,810	681,417
3.50% 1/1/43	334,685	328,892
3.50% 2/1/43	610,195	603,321
3.50% 5/1/45	242,769	237,381
3.50% 6/1/45	561,441	550,149
3.50% 7/1/45	659,999	647,558
3.50% 8/1/45	245,236	241,010
3.50% 8/1/45	203,662	199,159
3.50% 9/1/45	542,113	530,534
4.00% 12/1/40	213,114	213,952
4.00% 4/1/41	470,597	475,962
4.00% 8/1/41	200,506	202,783
4.00% 9/1/41	260,932	263,905
4.00% 10/1/41	380,696	385,038
4.00% 1/1/44	457,513	461,892
4.00% 4/1/44	895,280	901,575
4.00% 2/1/47	184,130	182,709
4.50% 5/1/35	52,924	54,293
4.50% 7/1/35	70,893	72,610
4.50% 6/1/39	43,912	45,322
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Schedule of investments
Delaware Ivy Securian Core Bond Fund   (Unaudited)
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
4.50% 10/1/40	222,992	$ 230,157
4.50% 4/1/41	88,433	91,283
4.50% 4/1/41	391,184	403,798
4.50% 4/1/41	125,152	129,162
4.50% 7/1/41	79,829	82,097
4.50% 7/1/41	177,144	182,822
5.00% 3/1/34	4,121	4,259
5.00% 5/1/34	3,006	3,092
5.00% 12/1/34	115,873	121,797
5.00% 7/1/35	14,846	15,353
5.00% 7/1/35	115,543	121,484
5.00% 7/1/35	19,144	20,144
5.00% 7/1/35	1,554	1,604
5.00% 7/1/35	3,057	3,126
5.00% 7/1/35	2,226	2,275
5.00% 2/1/36	11,268	11,860
5.00% 4/1/38	68,625	72,043
5.00% 12/1/39	125,991	132,641
5.00% 3/1/40	261,412	274,348
5.00% 4/1/41	83,613	88,016
5.50% 4/1/33	132,446	141,394
5.50% 5/1/33	6,483	6,904
5.50% 1/1/34	21,002	22,500
5.50% 1/1/34	21,850	23,410
5.50% 3/1/34	623	655
5.50% 3/1/34	10,156	10,744
5.50% 4/1/34	650	692
5.50% 4/1/34	5,715	6,122
5.50% 9/1/34	61,246	63,857
5.50% 11/1/34	27,794	29,504
5.50% 11/1/34	62,314	64,820
5.50% 1/1/35	72,159	76,321
5.50% 1/1/35	18,999	19,746
5.50% 2/1/35	17,766	19,042
5.50% 2/1/35	159,614	169,973
5.50% 2/1/35	7,859	8,249
5.50% 4/1/35	49,379	52,753
5.50% 6/1/35	1,916	2,022
5.50% 7/1/35	16,238	17,059
5.50% 8/1/35	2,682	2,873
5.50% 10/1/35	89,458	94,662
5.50% 11/1/35	14,844	15,922
5.50% 11/1/35	21,588	22,867
5.50% 9/1/36	66,238	70,968
5.50% 11/1/36	22,234	23,866
5.50% 6/1/37	22,256	23,900
5.50% 12/1/39	61,813	66,393
6.00% 8/1/29	8,311	8,734
6.00% 9/1/32	6,824	7,441
6.00% 10/1/32	82,191	89,308
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
6.00% 10/1/32	44,145	$ 47,410
6.00% 11/1/32	90,397	98,575
6.00% 11/1/32	26,868	29,259
6.00% 3/1/33	21,807	22,933
6.00% 3/1/33	11,263	11,955
6.00% 3/1/33	70,797	76,652
6.00% 6/1/33	20,043	21,065
6.00% 10/1/33	15,338	16,122
6.00% 12/1/33	33,308	36,213
6.00% 1/1/34	13,222	14,408
6.00% 8/1/34	11,178	11,750
6.00% 9/1/34	27,059	29,612
6.00% 11/1/34	42,638	44,877
6.00% 11/1/36	15,530	17,022
6.00% 1/1/37	15,609	17,093
6.00% 5/1/37	40,370	44,219
6.00% 8/1/37	22,598	24,647
6.00% 10/1/38	40,861	44,212
6.50% 12/1/31	2,855	3,054
6.50% 2/1/32	14,655	15,755
6.50% 2/1/32	8,048	8,642
6.50% 2/1/32	14,920	16,035
6.50% 4/1/32	5,563	5,992
6.50% 5/1/32	6,153	6,455
6.50% 5/1/32	3,830	4,018
6.50% 7/1/32	3,466	3,703
6.50% 8/1/32	2,448	2,568
6.50% 8/1/32	3,729	3,978
6.50% 9/1/32	6,981	7,324
6.50% 9/1/32	2,151	2,297
6.50% 9/1/32	6,317	6,666
6.50% 10/1/32	12,698	13,524
6.50% 8/1/33	6,966	7,308
6.50% 9/1/34	24,230	25,442
6.50% 11/1/34	2,175	2,333
6.50% 3/1/35	52,403	55,820
7.00% 9/1/31	1,952	2,041
7.00% 11/1/31	30,124	31,770
7.00% 2/1/32	3,271	3,412
7.00% 2/1/32	16,273	17,572
7.00% 3/1/32	35,478	38,738
7.00% 10/1/37	14,343	14,794
7.50% 5/1/31	9,900	10,482
Freddie Mac S.F. 15 yr
2.50% 4/1/28	136,136	134,209
3.50% 8/1/26	89,670	89,533
5.00% 4/1/23	8,042	8,252
Freddie Mac S.F. 20 yr
3.50% 5/1/32	351,507	351,515
5.00% 5/1/29	12,451	12,766

2    NQ-IV018 [6/22] 8/22 (2383973)

(Unaudited)
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 30 yr
3.00% 8/1/42	456,497	$ 436,415
3.00% 1/1/43	641,868	613,360
3.00% 2/1/43	842,174	805,122
3.50% 8/1/42	458,754	450,860
4.00% 10/1/40	105,661	105,211
4.00% 11/1/40	237,971	240,687
4.00% 2/1/41	495,972	500,435
4.00% 3/1/41	169,288	170,380
4.00% 6/1/41	187,769	189,455
4.00% 8/1/41	81,690	82,622
4.00% 11/1/41	991,303	1,002,612
4.50% 1/1/41	169,358	174,345
4.50% 3/1/41	97,604	100,242
4.50% 4/1/41	165,004	170,313
4.50% 4/1/41	134,050	137,636
5.00% 9/1/34	205	209
5.00% 8/1/35	13,802	14,522
5.00% 11/1/35	40,306	42,468
5.00% 12/1/35	8,926	9,374
5.00% 11/1/39	36,993	38,826
5.00% 1/1/40	291,650	307,014
5.00% 4/1/40	56,906	59,900
5.00% 8/1/40	55,272	57,703
5.50% 5/1/34	43,141	45,185
5.50% 5/1/34	102,296	109,599
5.50% 6/1/34	38,660	41,430
5.50% 9/1/34	1,079	1,139
5.50% 10/1/34	66,905	70,547
5.50% 7/1/35	9,545	10,220
5.50% 7/1/35	10,206	10,945
5.50% 10/1/35	23,379	25,061
5.50% 3/1/38	73,857	79,301
5.50% 2/1/39	116,767	125,013
6.00% 11/1/33	14,313	15,538
6.50% 9/1/32	11,258	12,226
6.50% 5/1/34	60,537	65,711
6.50% 7/1/36	5,992	6,287
7.00% 12/1/37	13,046	13,379

GNMA I 6.25% 7/15/24	12,291	11,995
GNMA I S.F. 30 yr
3.00% 3/15/45	1,051,176	997,932
4.00% 1/15/41	185,896	190,394
4.00% 10/15/41	109,028	110,626
4.50% 6/15/40	147,429	155,520
5.00% 7/15/33	39,256	41,251
5.00% 7/15/34	27,684	28,943
5.00% 1/15/35	53,199	56,193
5.00% 12/15/35	83,477	86,731
5.00% 12/15/39	50,400	53,197
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
GNMA I S.F. 30 yr
5.00% 1/15/40	246,404	$ 260,239
5.00% 7/15/40	44,680	46,550
5.50% 12/15/34	26,392	28,588
5.50% 12/15/34	15,391	16,491
5.50% 7/15/38	43,211	46,416
5.50% 10/15/38	60,075	64,803
GNMA II
3.25% 11/20/35	371,035	363,177
4.00% 8/20/31	294,195	304,535
4.00% 6/20/36	456,350	460,431
GNMA II S.F. 30 yr
3.50% 10/20/43	451,389	448,138
3.50% 2/20/45	555,336	549,517
3.50% 4/20/46	195,994	193,353
4.00% 12/20/40	215,272	218,213
4.00% 12/20/44	143,977	145,138
Vendee Mortgage Trust
5.923% 2/15/25 •	15,641	15,963
7.793% 2/15/25	1,614	1,657
Total Agency Mortgage-Backed Securities (cost $29,373,741)		28,614,063

Corporate Bonds — 41.15%
Banking — 8.31%
Bank of America 1.922% 10/24/31 μ	7,500,000	5,997,741
Bank of New York Mellon 3.75% 12/20/26 μ, ψ	3,000,000	2,456,488
Citigroup 1.281% 11/3/25 μ	3,650,000	3,391,857
Discover Bank 3.45% 7/27/26	3,975,000	3,761,012
Goldman Sachs Group 2.383% 7/21/32 μ	3,775,000	3,056,369
Macquarie Group 144A 2.691% 6/23/32 #, μ	8,075,000	6,503,604
Morgan Stanley 3.125% 7/27/26 *	1,400,000	1,338,227
PNC Bank 3.875% 4/10/25	7,250,000	7,195,402
State Street 2.20% 3/3/31	1,947,000	1,594,253
Synovus Financial 3.125% 11/1/22	5,680,000	5,672,820
Truist Financial 4.931% LIBOR03M + 3.10% 12/15/24 ψ, •	2,165,000	1,860,395
US Bancorp
3.00% 7/30/29	2,700,000	2,459,036
5.30% 4/15/27 μ, ψ	1,675,000	1,427,519
Wells Fargo & Co.
2.393% 6/2/28 μ	5,000,000	4,481,638
3.00% 10/23/26	1,500,000	1,416,340
		52,612,701

NQ-IV018 [6/22] 8/22 (2383973)    3

Schedule of investments
Delaware Ivy Securian Core Bond Fund   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Brokerage — 0.89%
Charles Schwab 4.895% LIBOR03M + 3.32% 6/1/22 *, ψ, •	3,825,000	$ 3,628,739
Pine Street Trust I 144A 4.572% 2/15/29 #	2,100,000	2,030,702
		5,659,441
Capital Goods — 0.24%
Sealed Air 144A 1.573% 10/15/26 #	1,775,000	1,545,762
		1,545,762
Communications — 1.14%
AT&T
3.55% 9/15/55	5,012,000	3,763,535
3.65% 6/1/51	1,100,000	862,011

Crown Castle Towers 144A 4.241% 7/15/48 #	2,675,000	2,595,191
		7,220,737
Consumer Non-Cyclical — 4.63%
Block Financial 3.875% 8/15/30	831,000	748,189
Bunge Finance
1.63% 8/17/25	1,192,000	1,099,379
2.75% 5/14/31 *	1,750,000	1,446,283
CVS Pass Through Trust
6.036% 12/10/28 ♦	6,143,977	6,308,070
6.943% 1/10/30 ♦	2,736,971	2,915,933
New York and Presbyterian Hospital
2.256% 8/1/40	4,150,000	2,992,598
2.606% 8/1/60	1,600,000	1,040,303
NYU Langone Hospitals
3.38% 7/1/55	4,900,000	3,727,133
4.428% 7/1/42	1,775,000	1,622,196
Triton Container International
144A 2.05% 4/15/26 #	4,000,000	3,542,010
144A 3.15% 6/15/31 #	2,610,000	2,112,493

Viatris 3.85% 6/22/40	2,430,000	1,724,774
		29,279,361
Energy — 5.06%
Boardwalk Pipelines
3.375% 2/1/23	856,000	853,549
4.95% 12/15/24	4,051,000	4,082,282
5.95% 6/1/26	496,000	515,843
DT Midstream
144A 4.125% 6/15/29 #	1,700,000	1,445,672
144A 4.375% 6/15/31 #	825,000	693,429

El Paso Natural Gas 8.375% 6/15/32	2,000,000	2,339,927
Energy Transfer 6.85% 2/15/40	1,265,000	1,238,848
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)

Enterprise Products Operating 4.358% LIBOR03M + 2.78% 6/1/67 •	5,000,000	$ 3,693,250
HF Sinclair 144A 2.625% 10/1/23 #, *	6,500,000	6,315,381
Marathon Petroleum 5.85% 12/15/45	2,827,000	2,719,910
NGPL PipeCo 144A 3.25% 7/15/31 #	2,235,000	1,864,606
Rattler Midstream 144A 5.625% 7/15/25 #	2,500,000	2,502,400
Tennessee Gas Pipeline 8.375% 6/15/32	3,200,000	3,767,694
		32,032,791
Finance Companies — 0.91%
Main Street Capital 3.00% 7/14/26	2,165,000	1,891,949
Owl Rock Capital 144A 3.125% 4/13/27 #	4,500,000	3,849,269
		5,741,218
Insurance — 2.45%
Athene Global Funding 144A 2.80% 5/26/23 #	5,000,000	4,948,913
Equitable Financial Life Global Funding 144A 1.40% 7/7/25 #	5,850,000	5,382,155
Security Benefit Global Funding 144A 1.25% 5/17/24 #	5,450,000	5,173,481
		15,504,549
Real Estate Investment Trusts — 0.91%
American Tower Trust #1 144A 3.07% 3/15/48 #	3,100,000	3,086,656
Phillips Edison Grocery Center Operating Partnership I 2.625% 11/15/31	3,425,000	2,653,737
		5,740,393
Technology — 0.63%
Dell International 4.90% 10/1/26	4,000,000	4,009,724
		4,009,724
Transportation — 5.80%
Air Canada 2017-1 Class A Pass Through Trust 144A 3.55% 7/15/31 #, ♦	4,451,198	3,920,857
Air Canada 2020-2 Class A Pass Through Trust 144A 5.25% 10/1/30 #, ♦	2,434,335	2,431,777
American Airlines 2017-1 Class B Pass Through Trust 4.95% 8/15/26 ♦	800,190	740,667

4    NQ-IV018 [6/22] 8/22 (2383973)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Transportation (continued)
British Airways 2020-1 Class A Pass Through Trust 144A 4.25% 5/15/34 #, ♦	930,790	$ 894,732
British Airways 2019-1 Class A Pass Through Trust 144A 3.35% 12/15/30 #, ♦	2,566,589	2,235,772
CSX 4.75% 11/15/48	225,000	220,272
Delta Air Lines 2015-1 Class B Pass Through Trust 4.25% 1/30/25 ♦	1,454,667	1,421,331
General Motors Financial 2.203% SOFR + 0.76% 3/8/24 •	4,250,000	4,129,477
Hyundai Capital America
144A 2.85% 11/1/22 #	4,500,000	4,489,168
144A 3.25% 9/20/22 #	3,662,000	3,661,441

JetBlue 2020-1 Class A Pass Through Trust 4.00% 5/15/34 ♦	1,037,121	963,691
United Airlines 2020-1 Class A Pass Through Trust 5.875% 4/15/29 ♦	6,351,313	6,240,097
United Airlines 2014-2 Class B Pass Through Trust 4.625% 3/3/24 ♦	1,924,373	1,924,825
United Airlines 2019-2 Class B Pass Through Trust 3.50% 11/1/29 ♦	2,492,867	2,154,359
US Airways 2010-1 Class A Pass Through Trust 6.25% 10/22/24 ♦	1,297,073	1,291,168
		36,719,634
Utilities — 10.18%
AES
1.375% 1/15/26	1,730,000	1,527,782
144A 3.30% 7/15/25 #	1,365,000	1,282,759
144A 3.95% 7/15/30 #	3,670,000	3,320,818

American Electric Power 2.031% 3/15/24	3,000,000	2,904,117
Cleco Corporate Holdings 3.743% 5/1/26	1,425,000	1,376,624
Duke Energy Carolinas
4.00% 9/30/42	1,662,000	1,479,359
4.25% 12/15/41	4,550,000	4,202,448

Duke Energy Progress 4.15% 12/1/44	1,644,000	1,473,975
East Ohio Gas 144A 1.30% 6/15/25 #	3,375,000	3,106,317
Entergy Mississippi 3.25% 12/1/27	2,400,000	2,263,367
Entergy Texas 3.45% 12/1/27	3,600,000	3,432,496
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Utilities (continued)

Exelon 4.05% 4/15/30	2,500,000	$ 2,401,566
FirstEnergy Transmission 144A 5.45% 7/15/44 #	3,446,000	3,230,733
Florida Power & Light
2.45% 2/3/32	4,275,000	3,729,849
2.85% 4/1/25 *	3,155,000	3,101,666

Indianapolis Power & Light 144A 4.70% 9/1/45 #	2,515,000	2,374,303
IPALCO Enterprises 3.70% 9/1/24	2,650,000	2,622,380
MidAmerican Energy
4.25% 7/15/49	3,500,000	3,255,385
4.40% 10/15/44	810,000	771,119

Pacific Gas and Electric 3.25% 2/16/24	4,600,000	4,483,127
PacifiCorp 3.30% 3/15/51	3,335,000	2,614,696
Piedmont Natural Gas 3.35% 6/1/50	3,400,000	2,540,976
Southern Gas Capital 3.875% 11/15/25	7,050,000	6,928,472
		64,424,334
Total Corporate Bonds (cost $289,575,610)		260,490,645

Municipal Bonds — 1.71%
Douglas County, Washington Public Utility District No 1
(Taxable) Series A 5.45% () 9/1/40	1,205,000	1,290,627
Municipal Electric Authority of Georgia
(Build America Bonds Plant Vogtle Units 3 & 4 Project) 6.655% 4/1/57	2,500,000	3,003,550
Port Authority of New York & New Jersey
(Consolidated Bonds, One Hundred Seventy-Fourth Series) 4.458% 10/1/62	3,710,000	3,619,958
(Consolidated Bonds, One Hundred Sixty-Eighth Series) 4.926% 10/1/51	2,690,000	2,879,484
Total Municipal Bonds (cost $10,695,480)		10,793,619

Non-Agency Asset-Backed Securities — 8.20%
AMSR Trust
Series 2021-SFR2 D 144A 2.278% 8/17/38 #	2,750,000	2,425,569
Series 2021-SFR4 B 144A 2.417% 12/17/38 #	5,250,000	4,733,982

NQ-IV018 [6/22] 8/22 (2383973)    5

Schedule of investments
Delaware Ivy Securian Core Bond Fund   (Unaudited)
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
Commonbond Student Loan Trust
Series 2017-BGS C 144A 4.44% 9/25/42 #	58,366	$ 57,028
Series 2021-AGS A 144A 1.20% 3/25/52 #	1,444,132	1,336,210
FirstKey Homes Trust
Series 2021-SFR1 B 144A 1.788% 8/17/38 #	4,800,000	4,288,584
Series 2021-SFR2 D 144A 2.058% 9/17/38 #	4,400,000	3,837,098
Home Partners of America Trust
Series 2021-1 A 144A 1.698% 9/17/41 #	4,130,609	3,564,026
Series 2021-3 B 144A 2.649% 1/17/41 #	4,943,003	4,484,061

Invitation Homes Trust Series 2018-SFR1 C 144A 2.773% (LIBOR01M + 1.25%) 3/17/37 #, •	4,499,355	4,420,300
Navient Private Education Refi Loan Trust
Series 2021-A A 144A 0.84% 5/15/69 #	2,052,363	1,878,578
Series 2021-BA A 144A 0.94% 7/15/69 #	4,544,689	4,126,416
Series 2021-FA A 144A 1.11% 2/18/70 #	3,401,394	2,979,090

Progress Residential Trust Series 2021-SFR7 D 144A 2.341% 8/17/40 #	3,450,000	2,866,531
SoFi Professional Loan Program Trust Series 2021-B AFX 144A 1.14% 2/15/47 #	4,822,327	4,347,024
Tricon American Homes Trust Series 2020-SFR2 B 144A 1.832% 11/17/39 #	2,475,000	2,174,222
Tricon Residential Trust Series 2021-SFR1 B 144A 2.244% 7/17/38 #	4,875,000	4,407,713
Total Non-Agency Asset-Backed Securities (cost $57,927,279)		51,926,432

Non-Agency Collateralized Mortgage Obligations — 12.48%
Agate Bay Mortgage Trust
Series 2013-1 B4 144A 3.564% 7/25/43 #, •	1,482,562	1,453,537
Series 2015-5 B3 144A 3.584% 7/25/45 #, •	1,521,964	1,449,133
Series 2015-6 B1 144A 3.60% 9/25/45 #, •	3,361,396	3,206,470
	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
Agate Bay Mortgage Trust
Series 2016-1 B1 144A 3.659% 12/25/45 #, •	4,024,839	$ 3,921,642

Bear Stearns Mortgage Securities Series 1996-6 B2 8.00% 11/25/29	18,178	13,400
CHL Mortgage Pass Through Trust Series 2004-J4 3B1 5.25% 5/25/34 ♦	24,582	22,328
Citigroup Global Markets Mortgage Securities VII Series 1997-HUD1 B2 3.176% 12/25/30 •	705,905	135,823
Citigroup Mortgage Loan Trust
Series 2013-J1 B4 144A 3.469% 10/25/43 #, •	1,041,881	1,013,309
Series 2018-RP1 A1 144A 3.00% 9/25/64 #, •	1,352,232	1,328,640
Series 2021-INV2 A7A 144A 2.50% 5/25/51 #, •	2,591,135	2,363,094
CSMC Trust
Series 2013-7 B4 144A 3.541% 8/25/43 #, •	1,517,652	1,355,683
Series 2017-HL1 A12 144A 3.50% 6/25/47 #, •	1,944,268	1,804,506

Eagle RE Series 2020-1 M1B 144A 3.074% (LIBOR01M + 1.45%) 1/25/30 #, •	10,721,000	10,490,226
Flagstar Mortgage Trust
Series 2021-5INV A5 144A 2.50% 7/25/51 #, •	2,480,283	2,280,055
Series 2021-6INV A6 144A 2.50% 8/25/51 #, •	3,360,523	3,087,380
JP Morgan Mortgage Trust
Series 2004-A3 4A2 3.644% 7/25/34 •	3,070	3,012
Series 2016-3 B3 144A 3.281% 10/25/46 #, •	2,072,237	1,948,946
Series 2017-4 A13 144A 3.50% 11/25/48 #, •	6,367,109	5,924,281
Series 2021-4 A5 144A 2.50% 8/25/51 #, •	6,000,000	4,423,748

MRFC Mortgage Pass Through Trust Series Series 1998-2 B1 6.75% 6/25/28 ♦	557	539

6    NQ-IV018 [6/22] 8/22 (2383973)

(Unaudited)
	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)

PMT Credit Risk Transfer Trust Series 21-1R A 144A 4.524% (LIBOR01M + 2.90%, Floor 2.90%) 2/27/24 #, •	3,688,282	$ 3,596,306
PMT Loan Trust Series 2021-INV1 A9 144A 2.50% 7/25/51 #, •	2,646,134	2,413,253
Prudential Home Mortgage Securities
Series 1994-A 5B 144A 6.73% 4/28/24 #, •	40	39
Series 1994-E 5B 144A 7.481% 9/28/24 #, •	59	58

Radnor RE Series 2020-1 M1B 144A 3.074% (LIBOR01M + 1.45%, Floor 1.45%) 1/25/30 #, •	4,650,000	4,560,434
Seasoned Credit Risk Transfer Trust Series
Series 2017-2 M1 144A 4.00% 8/25/56 #, •	1,466,000	1,447,011
Series 2017-3 M1 4.00% 7/25/56 •	4,395,179	4,340,321

Sequoia Mortgage Trust Series 2015-3 B1 144A 3.723% 7/25/45 #, •	1,912,055	1,866,385
Shellpoint -Originator Trust Series 2015-1 B3 144A 3.784% 8/25/45 #, •	3,003,861	2,782,584
Sofi Mortgage Trust Series 2016-1A B2 144A 3.087% 11/25/46 #, •	1,518,774	1,445,275
Structured Asset Mortgage Investments
Series 98-2 B 6.75% 5/2/30 •	3,286	129
Series 98-2 C 6.75% 5/2/30 •	1,492	51

Towd Point Mortgage Trust Series 2015-2 2M2 144A 3.909% 11/25/57 #, •	7,050,000	7,048,084
WinWater Mortgage Loan Trust Series 2015-5 B1 144A 3.754% 8/20/45 #, •	3,561,921	3,305,342
Total Non-Agency Collateralized Mortgage Obligations (cost $85,255,301)		79,031,024

Non-Agency Commercial Mortgage-Backed Securities — 5.64%
BAMLL Commercial Mortgage Securities Trust Series 2014-520M A 144A 4.325% 8/15/46 #, •	4,130,000	3,787,764
	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
Citigroup Commercial Mortgage Trust Series 2018-TBR A 144A 2.154% (LIBOR01M + 0.83%, Floor 0.83%) 12/15/36 #, •	10,000,000	$ 9,719,381
GS Mortgage Securities Series 2012-BWTR C 144A 3.439% 11/5/34 #, •	1,000,000	970,323
JPMCC Commercial Mortgage Securities Trust Series 2017-JP5 A5 3.723% 3/15/50	1,500,000	1,464,209
KKR Industrial Portfolio Trust Series 2021-KDIP B 144A 2.124% (LIBOR01M + 0.80%, Floor 0.80%) 12/15/37 #, •	2,250,000	2,151,089
Morgan Stanley Capital I Trust Series 2012-STAR B 144A 3.451% 8/5/34 #	930,000	920,755
One Market Plaza Trust Series 2017-1MKT A 144A 3.614% 2/10/32 #	4,000,000	3,926,107
UBS Commercial Mortgage Trust
Series 2017-C1 AS 3.724% 6/15/50	4,000,000	3,784,608
Series 2017-C6 A5 3.58% 12/15/50	7,000,000	6,742,536
Series 2017-C7 AS 4.061% 12/15/50 •	2,300,000	2,226,077
Total Non-Agency Commercial Mortgage-Backed Securities (cost $37,712,328)		35,692,849

US Treasury Obligations — 17.99%
US Treasury Bonds
1.75% 8/15/41	4,877,000	3,711,664
1.875% 2/15/41	5,959,000	4,676,069
2.00% 11/15/41	2,470,000	1,962,685
2.25% 5/15/41	2,400,000	2,003,625
2.25% 2/15/52 *	5,540,000	4,560,978
2.375% 2/15/42	8,915,000	7,562,428
3.25% 5/15/42 *	5,000,000	4,881,250
US Treasury Notes
0.25% 5/31/25	11,000,000	10,152,012
0.375% 4/15/24	2,500,000	2,386,914
0.625% 10/15/24	3,225,000	3,056,065
0.75% 5/31/26	900,000	823,570
1.125% 1/15/25	4,458,000	4,252,166
1.375% 1/31/25	1,100,000	1,055,205
1.375% 11/15/31	6,625,000	5,747,188
1.50% 2/15/25	9,433,000	9,067,840
1.875% 2/15/32	5,830,000	5,282,527

NQ-IV018 [6/22] 8/22 (2383973)    7

Schedule of investments
Delaware Ivy Securian Core Bond Fund   (Unaudited)
	Principal amount°	Value (US $)

US Treasury Obligations (continued)
US Treasury Notes
2.375% 3/31/29	3,750,000	$ 3,590,259
2.50% 4/30/24 *	12,050,000	11,946,681
2.50% 5/31/24 *	16,750,000	16,600,166
2.875% 5/15/32 *	4,825,000	4,771,473
5.375% 2/15/31	4,940,000	5,820,710
Total US Treasury Obligations (cost $119,834,036)		113,911,475
	Number of shares
Preferred Stock — 0.58%
Brookfield Infrastructure Partners 5.00% ω	200,000	3,666,000
Total Preferred Stock (cost $5,000,000)		3,666,000

Short-Term Investments — 3.50%
Money Market Mutual Fund — 3.50%
State Street Institutional US Government Money Market Fund – Premier Class (seven-day effective yield 1.43%)	22,169,957	22,169,957
Total Short-Term Investments (cost $22,169,957)		22,169,957

Total Value of Securities Before Securities Lending Collateral—99.67% (cost $683,306,679)		630,953,145

Securities Lending Collateral — 2.25%
Money Market Mutual Fund — 2.25%
Dreyfus Institutional Preference Government Money Market Fund - Institutional Shares (seven-day effective yield 1.47%) 7/1/22	14,241,085	14,241,085
Total Securities Lending Collateral (cost $14,241,085)		14,241,085

Total Value of Securities—101.92% (cost $697,547,764)		645,194,230■
Obligation to Return Securities Lending Collateral — (2.25%)		(14,241,085)
Receivables and Other Assets Net of Liabilities — 0.33%		2,061,413
Net Assets Applicable to 66,056,904 Shares Outstanding—100.00%		$633,014,558

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2022, the aggregate value of Rule 144A securities was $239,036,627, which represents 37.76% of the Fund's net assets.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2022. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
*	Fully or partially on loan.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
ω	Perpetual security with no stated maturity date.
■	Includes $47,475,632 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $34,255,185.

8    NQ-IV018 [6/22] 8/22 (2383973)

(Unaudited)
The following futures contracts were outstanding at June 30, 2022:
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)	Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
US Treasury Long Bonds
477	$66,124,125	$67,235,867	9/21/22	$—	$(1,111,742)	$804,938
US Treasury Ultra Bonds
(59)	(9,106,281)	(9,315,391)	9/21/22	209,110	—	(138,281)
US Treasury 5 yr Notes
717	80,483,250	81,151,572	9/30/22	—	(668,322)	504,137
US Treasury 10 yr Ultra Notes
(256)	(32,608,000)	(33,129,340)	9/21/22	521,340	—	(339,999)
Total Futures Contracts		$105,942,708		$730,450	$(1,780,064)	$830,795
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amount presented above represents the Fund’s total exposure in such contracts, whereas only the variation margin is reflected in the Fund’s net assets.
Summary of abbreviations:
GNMA – Government National Mortgage Association
GS – Goldman Sachs
ICE – Intercontinental Exchange, Inc.
LIBOR – London Interbank Offered Rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
USD – US Dollar
yr – Year
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